Document and Entity Information	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Entity Registrant Name	Enlight Renewable Energy Ltd.
Entity Central Index Key	0001922641
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity File Number	001-41613
Entity Address, Address Line One	13 Amal St
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh Ha’ayin
Entity Address, Country	IL